Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2023
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2023	December 31, 2022
Cost:
Beginning balance:	38,769	-
- Vessel contributed by Seanergy	-	18,500
- Additions	77,057	80,648
- Transfer to “Vessel held for sale”	(21,445)	-
- Disposals	-	(60,379)
Ending balance:	94,381	38,769

Accumulated depreciation:
Beginning balance:	(1,257)	-
- Depreciation for the period	(2,946)	(1,903)
- Transfer to “Vessel held for sale”	802	-
- Disposals	-	646
Ending balance:	(3,401)	(1,257)

Net book value	90,980	37,512